Schedule Of Fair Value Of Option Award Granted (Detail)	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	50.00%	50.00%	50.00%	50.00%	50.00%
Risk-free interest rate	1.40%	2.10%	2.00%	1.80%	2.90%
Expected life of options	6 years 3 months 18 days	7 years	7 years	7 years	7 years
Expected dividend yield